COMMITMENTS AND CONTINGENCIES - Contractual obligations and commercial commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Outstanding letters of credit	$ 16,700
Outstanding purchase commitments, including agreements that are non-cancelable and cancelable	31,700
Uncertain Tax Positions
Gross unrecognized tax benefits	17,496	$ 18,728	$ 20,137	$ 22,694
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	829	$ 2,061	$ 3,470
Unrecognized tax benefits if recognized, would impact certain deferred tax assets	$ 16,600